Investment Strategy - SoFi Social 50 Income ETF	Jun. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and long-term capital appreciation. The Fund’s strategy involves two components: (1) directly or indirectly investing either in shares of SFYF or in shares of all of the constituent companies included in the SoFi Social 50 Index (the “Index”), the underlying Index that SFYF tracks (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), each as described below. SFYF is a separate passively managed ETF that tracks the performance, before fees and expenses, of the Index. The Index uses a rules-based methodology to track the performance of a portfolio of the 50 most widely held U.S.-listed equity securities, which may include real estate investment trusts (“REITs”), in self-directed brokerage accounts of SoFi Securities, LLC, an affiliate of Social Finance, Inc. (“SoFi,” or the “Fund Sponsor”). The Index caps the weight of each individual index component at 10%, and securities representing investments in any particular industry sector are capped at 50%. The Adviser also manages and serves as the investment adviser for SFYF.

Index Overview

The Index is designed to reflect the 50 most widely held U.S.-listed equity securities in the SoFi Accounts as weighted by aggregate holdings within the SoFi Accounts. Securities eligible for inclusion in the Index must: (a) be U.S.-listed equity securities held in SoFi Accounts, and (b) have an average daily trading volume of at least $10,000,000 during the preceding one-month and six-month periods (the “Eligible Universe”). The Index may include common stocks and equity interests in real estate investment trusts (“REITs”). ETFs and other investment companies are not eligible for the Index. Securities in the Eligible Universe are sorted based on (1) the number of SoFi Accounts that hold a particular security and (2) the total market value of the security held in the SoFi Accounts (the “Weighted Average Value”).

Each security in the Eligible Universe is then ranked from highest to lowest based on its Weighted Average Value (e.g., the security with the highest Weighted Average Value is assigned rank 1). Subject to a “buffer rule” aimed at limiting Index turnover, securities ranked within the top 50 are included in the Index. Each security in the Index is then weighted based on its Weighted Average Value in relation to that of the other Index components and is subject to certain individual security weight and sector concentration caps. For example, the weight of each individual Index component is capped at 10%, and securities representing investments in any particular industry sector are capped at 50%. The Index is rebalanced and reconstituted monthly.

As of June 1, 2026, the SoFi Accounts consisted of over 3.1 million separate self-directed brokerage accounts, which are accounts where investments are chosen by retail investors and not professional investment managers.

In addition, the Fund will maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Fund invests directly or indirectly in shares of SFYF or in shares of all of the constituent companies included in the Index (the “Underlying Securities”).

When implementing the Equity Strategy, the Fund will primarily invest directly in Underlying Securities. Alternatively, when the Adviser believes that doing so is in the best interest of the Fund, the Fund may invest indirectly (i.e., synthetically using options) using options on Underlying Securities. When using synthetic investments, the Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund may employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options on Underlying Securities with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, and applicable tax requirements for regulated investment companies. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

The Fund will invest in large-capitalization securities, defined as those with a market capitalization exceeding $10 billion and mid-capitalization securities, which are defined as securities with a market capitalization between $2 billion and $10 billion. The Adviser seeks to construct the portfolio for the Equity Strategy with an overall exposure that corresponds to the portfolio of SFYF.

Options Strategies

The Fund seeks to generate income from option premiums, primarily through strategies involving options contracts on some or all of its Underlying Securities.

The Fund receives option premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. Receipt of an option premium does not always represent income, depending on the outcome of the overall options transaction.

The Adviser employs different options strategies based on its market outlook, selecting one or a combination of strategies it believes will achieve the Fund’s desired level of options premium generation, while also allowing for potential capital appreciation (growth in asset value). The Adviser also evaluates the performance of the Underlying Securities when choosing which options strategies to deploy. The specific options strategies the Fund employs may alter its overall risk and return profile, affecting volatility, income, potential for capital appreciation, and the preservation of capital. For instance, by writing call spreads or covered calls (i.e., selling call options on securities already held by the Fund), the Fund may limit its potential gains in exchange for receipt of option premiums.

Premiums received from selling options are influenced by market volatility, with higher levels of volatility generally leading to higher premiums. As such, the Adviser carefully monitors market conditions to determine when and which options strategies to implement, with a focus on enhancing the Fund’s distribution levels. Through the active management of its options positions, the Adviser seeks to optimize the Fund’s ability to generate a consistent level of options premiums.

The option strategies most frequently utilized by the Fund consist of covered calls and call spreads, with call spreads typically structured as selling credit spreads. The Fund uses these strategies to generate premium by selling call options and, in the case of call spreads, simultaneously purchasing call options at higher strike prices. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities provide collateral for the Options Strategies, while also generating some income for the Fund.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in Underlying Securities and options contracts that provide economic exposure to Underlying Securities. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Due to the Fund’s investment strategy, to the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index.

The Fund intends to make cash distributions on a monthly basis. Receipt of an option premium does not always represent income. Depending on whether the transaction as a whole results in a gain or loss, such amounts may be treated for accounting or tax purposes as income or as a return of capital (“ROC”), For more information see the section in the Fund’s Prospectus titled “Additional Information About the Fund— Options Premiums – Income/Return of Capital.” The Fund’s Options Strategies involve active and frequents trading which may result in high annual portfolio turnover rate for the Fund.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in Underlying Securities and options contracts that provide economic exposure to Underlying Securities.